Common Stock and Capital Surplus (Tables)	12 Months Ended
Mar. 31, 2024
Equity [Abstract]
Number of Shares Issued and Outstanding
The changes in the number of issued shares of common stock during the fiscal years ended March 31, 2022, 2023 and 2024 were as follows:

	2022	2023	2024
	(shares)
Balance at beginning of fiscal year	13,581,995,120	13,281,995,120	12,687,710,920
Retirement of shares of common stock	(300,000,000)	(594,284,200)	(350,000,000)
Balance at end of fiscal year	13,281,995,120	12,687,710,920	12,337,710,920